Capital Disclosures - Schedule of Capital (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Schedule of Capital Disclosures [Abstract]
Shareholders’ equity (excluding reserves)	$ 164,473	$ 400,811
Non-controlling interest	701,457	1,238,776
Debt financing (excluding deferred financing costs, prepayment options, warrants and loss on repayment)	$ 4,320,357	$ 3,660,787